UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 3rd Floor                    Greenwich, CT                     06830

(Address of principal executive offices)                                                                                                              (Zip code)

Bradley D. Asness, Esq.

Principal & General Counsel

Two Greenwich Plaza

3rd Floor Greenwich

Greenwich, CT 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-203-742-3600

Date of fiscal year end: December 31

Date of reporting period: January 16, 2009 – March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

AQR Diversified Arbitrage Fund

Schedule of Investments

March 31, 2009 (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS – 38.8%
Banks – 1.0%
American Bancorp of New Jersey (a)	5,900	$55,755
American Community Bancshares, Inc. (a)	1,200	6,588
Benjamin Franklin Bancorp, Inc. (a)	200	1,780
Provident Bankshares Corp. (a)	9,600	67,680
Republic First Bancorp, Inc. (a)(b)	600	4,278

		136,081

Capital Goods – 0.4%
Hubbell, Inc. (a)	2,194	55,399

Consumer Durables & Apparel – 0.3%
Lennar Corp. Class B (a)	7,580	43,130

Consumer Services – 0.3%
Carnival Corp. (a)	2,000	43,200

Diversified Financials – 23.1%
Camden Learning Corp. (a)(b)	28,400	215,840
Capitol Acquisition Corp. (a)(b)	27,100	256,908
Global Consumer Acquisition Co. (a)(b)	27,200	257,584
Highlands Acquisition Corp. (a)(b)	27,000	256,230
Liberty Acquisition Holdings Corp. (a)(b)	29,500	259,010
Oceanaut, Inc. (a)(b)	30,500	251,320
Overture Acquisition Corp. (a)(b)	25,000	236,000
Santa Monica Media Corp. (a)(b)	15,377	122,401
Sapphire Industrials Corp. (a)(b)	3,325	31,687
Secure America Acquisition Corp. (a)(b)	33,600	255,696
SP Acquisition Holdings, Inc. (a)(b)	27,000	256,770
Stone Tan China Acquisition Corp. (a)(b)	33,600	256,368
Triplecrown Acquisition Corp. (a)(b)	27,300	255,801
United Refining Energy Corp. (b)	27,000	258,660

		3,170,275

Energy – 0.5%
Hiland Partners, LP (a)	800	6,328
Hiland Holdings GP, LP (a)	2,507	5,917
Petro-Canada	1,900	50,502

		62,747

Insurance – 2.0%
Crawford & Co. (a)(b)	18,200	75,712
IPC Holdings Ltd.	1,118	30,231
Loews Corp. (a)	7,700	170,170

		276,113

Materials – 2.4%
Nova Chemicals Corp. (a)	10,282	59,224
Rohm & Haas Co. (a)	1,603	126,381
Terra Industries, Inc. (a)	5,300	148,877

		334,482

See Notes to Schedule of Investments.

AQR Diversified Arbitrage Fund

Schedule of Investments

March 31, 2009 (unaudited)

	Shares	Value (Note 2)
Media – 4.0%
Comcast Corp. Class A (a)	7,900	$101,673
Discovery Communications, Inc. Class C (a)(b)	11,200	164,080
News Corp. Class A (a)	15,100	99,962
Viacom, Inc. Class B (a)(b)	10,175	176,840

		542,555

Pharmaceuticals & Biotechnology – 2.6%
CV Therapeutics, Inc. (a)(b)	4,300	85,484
Life Sciences Research, Inc. (a)(b)	679	4,868
Schering-Plough Corp. (a)	5,600	131,880
Wyeth (a)	3,100	133,424

		355,656

Telecommunication Services – 2.0%
Centennial Communications Corp. (a)(b)	18,777	155,098
Embarq Corp. (a)	3,000	113,550

		268,648

Utilities – 0.1%
NRG Energy, Inc. (a)(b)	1,000	17,600

Other – 0.1%
Distribucion y Servicio D&S SA ADR (a)	100	2,230
Retalix Ltd. (a)(b)	385	3,457
Zygo Corp. (a)(b)	800	3,672

		9,359

TOTAL COMMON STOCKS
(cost $5,250,857)		5,315,245

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000’s)
CONVERTIBLE BONDS – 41.0%
Capital Goods – 8.6%
Actuant Corp.	NR	2.000%	11/15/23	$250	210,937
Agco Corp.	B1	1.750%	12/31/33	100	107,750
Alliant Techsystems, Inc.	B1	3.000%	08/15/24	150	154,500
Barnes Group, Inc.	NR	3.750%	08/01/25	150	132,750
Gencorp, Inc.	CAA2	4.000%	01/16/24	150	104,063
General Cable Corp.	B1	0.880%	11/15/13	150	104,813
Orbital Sciences Corp.	NR	2.438%	01/15/27	250	200,000
Quanta Services, Inc.	NR	3.750%	04/30/26	150	164,813

					1,179,626

Commercial & Professional Services – 2.1%
Covanta Holding Corp.	B1	1.000%	02/01/27	150	117,750
FTI Consulting, Inc.	B1	3.750%	07/15/12	100	167,125

					284,875

Consumer Durables & Apparel – 2.0%
Newell Rubbermaid, Inc.	NR	5.500%	03/15/14	250	275,937

See Notes to Schedule of Investments.

AQR Diversified Arbitrage Fund

Schedule of Investments

March 31, 2009 (unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000’s)	Value (Note 2)
Consumer Services – 0.6%
Stewart Enterprises, Inc.	BA3	3.125%	07/15/14	$25	$15,313
Stewart Enterprises, Inc.	BA3	3.375%	07/15/16	125	65,938

					81,251

Diversified Financials – 2.3%
Leucadia National Corp.	B2	3.750%	04/15/14	250	210,312
World Acceptance Corp.	NR	3.000%	10/01/11	150	97,313

					307,625

Food Beverage & Tobacco – 1.9%
Vector Group Ltd. (c)	NR	5.000%	11/15/11	250	266,250

Food & Staples Retailing – 2.4%
Nash Finch Co. (d)	CAA1	1.631%	03/15/35	700	242,374
Spartan Stores, Inc.	NR	3.375%	05/15/27	150	89,438

					331,812

Energy – 2.3%
Hanover Compressor	B1	4.750%	01/15/14	150	103,500
Transocean Ltd. (a)	BAA2	1.500%	12/15/37	250	214,374

					317,874

Health Care Equipment & Supplies – 2.5%
Medtronic, Inc.	A1	1.625%	04/15/13	150	132,563
Thoratec Corp. (d)	NR	1.380%	05/16/34	150	119,813
WebMD Corp.	NR	1.750%	06/15/23	100	93,250

					345,626

Materials – 3.0%
Alcoa, Inc.	BAA3	5.250%	03/15/14	150	198,188
Barrick Gold Corp.	BAA1	2.750%	10/15/23	150	210,937

					409,125

Pharmaceuticals & Biotechnology – 3.4%
Amgen, Inc. (a)	A3	0.130%	02/01/11	100	93,125
Cubist Pharmaceuticals, Inc.	NR	2.250%	06/15/13	150	119,438
Gilead Sciences, Inc.	NR	0.500%	05/01/11	150	188,625
King Pharmaceuticals, Inc.	NR	1.250%	04/01/26	100	69,375

					470,563

Software & Services – 4.6%
Akamai Technologies, Inc.	NR	1.000%	12/15/33	150	202,875
GSI Commerce, Inc.	NR	2.500%	06/01/27	25	14,656
Symantec Corp.	NR	0.750%	06/15/11	250	245,937
VeriSign, Inc.	NR	3.250%	08/15/37	250	164,063

					627,531

See Notes to Schedule of Investments.

AQR Diversified Arbitrage Fund

Schedule of Investments

March 31, 2009 (unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000’s)	Value (Note 2)
Technology Hardware & Equipment – 3.4%
Arris Group, Inc.	NR	2.000%	11/15/26	$150	$114,375
EMC Corp. (a)	NR	1.750%	12/01/11	250	250,624
Itron, Inc.	NR	2.500%	08/01/26	100	99,375

					464,374

Telecommunication Services – 1.9%
Qwest Communications International, Inc.	B1	3.500%	11/15/25	200	184,500
Time Warner Telecom, Inc.	CAA1	2.375%	04/01/26	100	74,376

					258,876

TOTAL CONVERTIBLE BONDS
(cost $5,495,067)					5,621,345

				Shares
CLOSED-END FUNDS – 5.9%
Blackrock Dividend Achievers Trust (a)				3,225	20,447
Blackrock Muniholdings Fund II, Inc. (a)				514	5,479
Blackrock Muniholdings Insured Fund II, Inc. (a)				754	7,857
Blackrock Muniyield Quality Fund II, Inc. (a)				325	3,117
Blackrock Preferred And Equity Advantage Trust (a)				4,325	27,377
Central Securities Corp. (a)				2,150	28,035
Clough Global Opportunities Fund (a)				3,000	27,600
Cohen & Steers Advantage Income Realty Fund, Inc. (a)				7,200	14,328
Cohen & Steers Global Income Builder, Inc. (a)				4,400	27,016
Cohen & Steers Premium Income Realty Fund, Inc. (a)				8,100	15,228
Cohen & Steers Quality Income Realty Fund, Inc. (a)				7,100	14,271
Cohen & Steers REIT and Preferred Fund, Inc. (a)				4,200	15,876
Cohen & Steers REIT and Utility Income Fund, Inc. (a)				3,900	16,809
Diamond Hill Financial Trend Fund, Inc. (a)				4,800	22,032
Dreman/Claymore Dividend & Income Fund (a)				12,900	18,705
Dreyfus Strategic Municipal Bond Fund, Inc. (a)				1,040	6,594
Dreyfus Strategic Municipals, Inc. (a)				2,591	17,204
DWS Dreman Value Income Edge Fund (a)				6,000	20,400
DWS Municipal Income Trust (a)				737	6,788
DWS RREEF Real Estate Fund II, Inc. (a)				32,500	13,975
DWS RREEF World Real Estate & Tactical Strategies Fund, Inc. (a)				4,900	21,462
Eaton Vance Tax-Advantaged Global Dividend Income Fund (a)				2,950	23,630
Eaton Vance Tax-advantaged Global Dividend Opportunities Fund (a)				2,500	27,799
Gabelli Dividend & Income Trust (a)				3,000	25,050
ING Clarion Global Real Estate Income Fund (a)				6,300	19,971
ING Clarion Real Estate Income Fund (a)				7,200	17,424
Investment Grade Municipal Income Fund (a)				295	3,319
Liberty All Star Equity Fund (a)				7,800	22,854
LMP Real Estate Income Fund, Inc. (a)				5,100	17,238
MFS High Income Municipal Trust (a)				900	3,177
Morgan Stanley Insured Municipal Income Trust (a)				240	2,844
Morgan Stanley Insured Municipal Trust (a)				1,315	15,109
Nuveen Dividend Advantage Municipal Fund III (a)				920	10,304
Nuveen Equity Premium Advantage Fund (a)				2,800	27,664
Nuveen Equity Premium and Growth Fund (a)				2,800	26,880
Nuveen Insured Dividend Advantage Municipal Fund (a)				2,400	29,423
Nuveen Insured Municipal Opportunity Fund, Inc. (a)				1,425	16,601

See Notes to Schedule of Investments.

AQR Diversified Arbitrage Fund

Schedule of Investments

March 31, 2009 (unaudited)

	Shares	Value (Note 2)
CLOSED-END FUNDS – 5.9% (continued)
Nuveen Insured Premium Income Municipal Fund II (a)	1,050	$10,983
Nuveen Insured Tax-Free Advantage Municipal Fund (a)	1,300	15,509
Nuveen Municipal Market Opportunity Fund (a)	1,503	16,834
Nuveen Performance Plus Municipal Fund (a)	1,450	17,081
Nuveen Premier Insured Municipal Income Fund, Inc. (a)	240	2,909
Nuveen Premium Income Municipal Fund II (a)	1,229	14,306
Nuveen Tax-Advantaged Dividend Growth Fund (a)	3,900	27,066
RMR Asia Pacific Real Estate Fund (a)	1,864	11,016
RMR Asia Real Estate Fund (a)	4,000	24,200
RMR F.I.R.E. Fund (a)	1,300	1,170
RMR Hospitality and Real Estate Fund (a)	5,700	8,550
Seligman Lasalle International Real Estate Fund, Inc. (a)	3,300	13,761
The Denali Fund (a)	600	4,933

TOTAL CLOSED-END FUNDS
(cost $910,885)		808,205

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT
(cost $11,656,809)		11,744,795

SECURITIES SOLD SHORT – (34.0)%
COMMON STOCKS – (28.9)%
Banks – (0.7)%
Independent Bank Corp.	(100)	(1,475)
Investors Bancorp., Inc. (b)	(3,700)	(31,339)
M&T Bank Corp.	(1,400)	(63,336)
Pennsylvania Commerce Bancorp. (b)	(100)	(1,840)
Yadkin Valley Financial Corp.	(500)	(3,725)

		(101,715)

Capital Goods – (3.8)%
Actuant Corp.	(5,638)	(58,241)
Agco Corp. (b)	(3,086)	(60,486)
Alliant Techsystems, Inc. (b)	(1,354)	(90,691)
Barnes Group, Inc.	(2,876)	(30,744)
General Cable Corp. (b)	(2,085)	(41,325)
Hubbell, Inc. Class B	(2,194)	(59,150)
Orbital Sciences Corp. (b)	(6,099)	(72,517)
Quanta Services, Inc. (b)	(4,752)	(101,930)

		(515,084)

Commercial & Professional Services – (1.2)%
Covanta Holding Corp. (b)	(2,234)	(29,243)
FTI Consulting, Inc. (b)	(2,816)	(139,336)

		(168,579)

Consumer Durables & Apparel – (0.4)%
Lennar Corp. Class A	(7,580)	(56,926)

Consumer Services – (0.5)%
Carnival Plc. ADR (b)	(2,000)	(45,360)
Stewart Enterprises, Inc. Class A	(8,665)	(28,075)

		(73,435)

See Notes to Schedule of Investments.

AQR Diversified Arbitrage Fund

Schedule of Investments

March 31, 2009 (unaudited)

	Shares	Value (Note 2)
Diversified Financials – (1.1)%
Leucadia National Corp.	(8,817)	$(131,285)
World Acceptance Corp. (b)	(1,154)	(19,733)

		(151,018)

Energy – (1.8)%
Boardwalk Pipeline Partners, LP	(2,300)	(51,520)
Diamond Offshore Drilling, Inc.	(1,240)	(77,946)
Exterran Holdings, Inc. (b)	(1,723)	(27,602)
Suncor Energy, Inc.	(2,348)	(52,149)
Transocean Ltd. (b)	(519)	(30,538)

		(239,755)

Food, Beverage & Tobacco – (0.5)%
Vector Group Ltd.	(4,855)	(63,066)

Food & Staples Retailing – (0.9)%
Nash Finch Co.	(3,098)	(87,023)
Spartan Stores, Inc.	(2,186)	(33,686)

		(120,709)

Health Care Equipment & Services – (1.0)%
Medtronic, Inc.	(1,019)	(30,030)
Thoratec Corp. (b)	(3,536)	(90,840)
WebMD Corp. (b)	(2,209)	(22,863)

		(143,733)

Insurance – (1.3)%
CNA Financial Corp. (b)	(4,275)	(39,159)
Crawford & Co. Class B (b)	(18,200)	(122,304)
Max Re Capital Ltd.	(870)	(14,999)

		(176,462)

Materials – (3.1)%
Agrium, Inc.	(1,270)	(45,453)
Alcoa, Inc.	(20,058)	(147,226)
Barrick Gold Corp.	(4,906)	(159,053)
CF Industries Holding, Inc.	(1,100)	(78,243)

		(429,975)

Media – (4.3)%
Comcast Corp. Class A	(7,900)	(107,756)
Discovery Communications, Inc. (b)	(11,200)	(179,424)
News Corp. Class B	(15,100)	(116,270)
Viacom, Inc. Class A (b)	(10,175)	(189,967)

		(593,417)

Pharmaceuticals & Biotechnology – (2.4)%
Amgen, Inc. (b)	(363)	(17,976)
Cubist Pharmaceuticals, Inc. (b)	(2,779)	(45,464)
Gilead Sciences, Inc. (b)	(2,787)	(129,094)
King Pharmaceuticals, Inc. (b)	(2,064)	(14,592)

See Notes to Schedule of Investments.

AQR Diversified Arbitrage Fund

Schedule of Investments

March 31, 2009 (unaudited)

	Shares	Value (Note 2)
Pharmaceuticals & Biotechnology – (2.4)% (continued)
Merck & Co., Inc.	(2,968)	$(79,394)
Pfizer, Inc.	(3,100)	(42,222)

		(328,742)

Real Estate – (0.1)%
Host Hotels & Resorts, Inc. REIT (b)	(3,850)	(15,092)

Software & Services – (2.8)%
Akamai Technologies, Inc. (b)	(7,573)	(146,916)
GSI Commerce, Inc. (b)	(617)	(8,083)
Symantec Corp. (b)	(7,060)	(105,476)
VeriSign, Inc. (b)	(6,692)	(126,278)

		(386,753)

Technology Hardware & Equipment – (1.4)%
Arris Group, Inc. (b)	(5,966)	(43,969)
Electro Scientific Industries, Inc. (b)	(800)	(4,736)
EMC Corp. (b)	(8,086)	(92,180)
Itron, Inc. (b)	(967)	(45,788)

		(186,673)

Telecommunication Services – (1.4)%
CenturyTel, Inc.	(3,500)	(98,420)
Qwest Communications International, Inc.	(16,141)	(55,205)
Time Warner Telecom, Inc. (b)	(3,594)	(31,447)

		(185,072)

Utilities – (0.2)%
Exelon Corp.	(600)	(27,234)

TOTAL COMMON STOCKS
(proceeds $3,870,640)		(3,963,440)

EXCHANGE TRADED FUND – (5.1)%
Standard & Poor’s Depositary Receipts Trust Series I
(proceeds $702,640)	(8,778)	(697,324)

TOTAL SECURITIES SOLD SHORT – (34.0)%
(proceeds $4,573,280)		(4,660,764)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT
(cost $7,083,529)		7,084,031

OTHER ASSETS IN EXCESS OF LIABILITIES – 48.3%		6,619,668

NET ASSETS – 100.0%		$13,703,699

See Notes to Schedule of Investments.

AQR Diversified Arbitrage Fund

Schedule of Investments

March 31, 2009 (unaudited)

Open futures contracts outstanding at March 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2009	Net Unrealized Appreciation/ (Depreciation)

Short Positions:
4	CME E-Mini S&P 500 Index	June 2009	$(159,441)	$(158,960)	$481
9	CBT US 2YR Note	June 2009	(1,954,011)	(1,961,016)	(7,005)
2	CBT US 5YR Note	June 2009	(233,473)	(237,531)	(4,058)

					$(10,582)

Cash held as collateral with broker for futures contracts was $41,805 at March 31, 2009.

*	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.
(a)	All or a portion of this security has been segregated as collateral for securities sold short. The total value (note 2) of these securities was $6,138,414 at March 31, 2009.
(b)	Non income-producing security.
(c)	Indicates a variable rate security. The interest rate shown represents the discount rate at March 31, 2009.
(d)	Represents a step bond. The rate shown reflects the effective yield at March 31, 2009.

The following abbreviations are used in portfolio descriptions:

NR – Not Rated by Moody’s.

ADR – American Depositary Receipt.

REIT – Real Estate Investment Trust.

See Notes to Schedule of Investments.

AQR Diversified Arbitrage Fund

Notes to Schedule of Investments

March 31, 2009 (Unaudited)

1. Organization

AQR Funds (“Trust”), organized as a Delaware statutory trust on September 4, 2008, is a diversified, open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2009, the Trust consisted of one active series, the AQR Diversified Arbitrage Fund (the “Fund”). The Fund offers two classes of shares, an Institutional Class (“Class I”) and the Investor Class (“Class N”) shares. Both classes have equal rights and voting privileges, except in matters affecting a single class. The Fund seeks to outperform the Merrill Lynch 3 Month Treasury Bill Index (the Absolute Return Benchmark) using “alternative investment” strategies such as merger arbitrage, convertible arbitrage and other forms of arbitrage. The Fund commenced operations on January 16, 2009.

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

2. Significant Accounting Policies

The preparation of this report in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statement of assets and liabilities. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Investment Valuation: The Net Asset Value (“NAV”) per share is computed as of the scheduled close of trading on the New York Stock Exchange (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading. The NAV per share of the Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time such computation is made.

Securities Valuation: The Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the NYSE (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price. The Fund values debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value.

The Fund may use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to be reliable, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Fund’s Board of Trustees.

Convertible Securities: The Fund may invest in preferred stocks or fixed-income securities which are convertible into common stock. Convertible securities are securities that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Fund may attempt to hedge certain of its investments in convertible debt securities by selling short the issuer’s common stock.

Short Sales: The Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Futures Contracts: The Fund invests in futures contracts (“futures”) in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No price is paid or received by a

AQR Diversified Arbitrage Fund

Notes to Schedule of Investments

March 31, 2009 (Unaudited)

Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and the Fund will realize a loss or gain.

There are several risks in connection with the use of futures by the Fund. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. Another risk lies in that the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. Additionally, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

All shareholders bear the common expenses of the Fund and earn income including realized gains/losses from the Fund pro-rata based on the average daily net assets of each class, without distinction between share classes. Shareholders of each class also bear certain expenses that pertain to that particular class.

3. Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements,” (“FAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to GAAP from the application of this statement relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

FAS 157 establishes a three level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include independent broker quotes, closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a fund’s own assumptions in determining the fair value of the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments at March 31, 2009:

Valuation Inputs	Total Investments Before Securities Sold Short	Total Securities Sold Short	Other Financial Investments*	Totals
Level 1 – Quoted Prices	$6,115,082	$(4,660,764)	$(10,582)	$1,443,736
Level 2 – Other Significant Observable Inputs	5,629,713	—	—	5,629,713
Level 3 – Significant Unobservable Inputs	—	—	—	—
Total	$11,744,795	$(4,660,764)	$(10,582)	$7,073,449

*	Other financial investments include futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

4. Derivative Instruments and Hedging Activities

On March 19, 2008, FASB released Statement of Financial Accounting Standards (“SFAS”) No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. The Fund adopted SFAS 161 on January 16, 2009, and has determined that the application of SFAS 161 did not have any impact on its results of operation and financial position. On September 12, 2008, FASB issued further “Clarification of the Effective Date of SFAS 161.”

AQR Diversified Arbitrage Fund

Notes to Schedule of Investments

March 31, 2009 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Fund, categorized by risk exposure, as of March 31, 2009:

Derivative Instruments	Asset Derivatives	Liability Derivatives*	Net Derivatives*
Futures Contracts	$481	$(15,960)	$(15,479)

*	Fair values of derivative instruments include variation margin receivables for futures contracts as of March 31, 2009.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AQR Funds

By:	/s/ Marco Hanig
Marco Hanig
Principal Executive Officer

Date:	May 28, 2009

By:	/s/ John B. Howard
John B. Howard
Principal Financial Officer

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marco Hanig
Marco Hanig
Principal Executive Officer

Date:	May 28, 2009

By:	/s/ John B. Howard
John B. Howard
Principal Financial Officer

Date:	May 28, 2009